Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net Operating Loss	$ 165	$ 164
Property and equipment	11	11
Inventory	148	148
Deferred Revenue	12
Total deferred tax assets	336	323
Valuation allowance	(324)	(323)
Net deferred tax assets	12
Deferred tax liabilities:
481(a) Deferred Revenue	(5)
Total deferred tax liabilities	(5)
Net Deferred Tax Asset (Liability)	$ 7